DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC Municipal Money Market Portfolio for the 12-month period ended August 31, 1998. Your Portfolio produced a yield of 3.26% and, after taking into account the effect of compounding, the effective yield was 3.31%.*

THE ECONOMY

  Having consistently viewed inflation as the primary threat to our strong-growth, low-unemployment economy, the Federal Reserve Board (the "Fed") now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue began in Thailand on July 2, 1997 (the onset of the Asian financial crisis) and has since spread through Asia and around the world. By the end of the reporting period, Russia had devalued its ruble. All this financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets has been a key factor in the Fed' s reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that a rise in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is minimal at the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps imports cheap; domestic producers are constrained from raising prices by competition from cheaper foreign goods. This has all been good news for consumers, who account for two thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. By the end of the reporting period, however, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market sell-off could cause consumers to grow less confident and curtail spending, even though the larger-scale economic fundamentals for consumers remain positive: low inflation and plentiful jobs (unemployment remains near its 28-year low of 4.5%)
 . In response to the market's uncertainty, short-term rates moved sharply lower. In addition, second-quarter economic growth lessened to 1.6%, the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. Many market participants indicated that an ease by the Fed might be a strong probability given the recent changes in economic conditions.

MARKET ENVIRONMENT/PORTFOLIO

  While the Fed has left interest rates unchanged since March 1997, market technicals nevertheless created fluctuations in rates on short-term municipal securities in this reporting period. During the first weeks of January, the demand in the municipal money market was particularly strong due to large cash inflows, although the market remained in a trading range throughout most of the first quarter of 1998. However, in April, money funds were tapped for income tax payments, placing upward pressure on rates as funds experienced redemptions. Supply conditions in late May reversed this trend as municipal fund managers anticipated the effect of several billion dollars worth of notes leaving the market at the end of June. July brought rate stability back to the market as new supply eased the demand pressure that had existed.

  Unlike previous summer financing periods, this year's late summer calendar of municipal notes (consisting mainly of California-exempt paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed.
Additionally, many issuers came to market with maturities outside of the 13-month maximum maturity allowable for money funds. In prior years, such issues had shorter maturities and could be purchased by money funds. Other issues were converted to a synthetic structure that is not currently permitted for purchase in your Fund. The overall result was a lower yield for most one-year paper, both national and state-specific. While we did participate in the one-year market when attractive yield opportunities became available, we often utilized the commercial paper market to keep average maturities from shortening significantly. As autumn approaches, we may have additional buying opportunities in the municipal note market. We expect to choose selectively among these issues and to structure the Portfolio in an attempt to maximize current yield while maintaining our commitment to high-quality tax-exempt investments.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in this Fund and in The Dreyfus Corporation.

               Very truly yours,

               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation


September 18, 1998

New York, N.Y.

*Effective yield is based upon dividends declared daily and reinvested monthly.


DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                       AUGUST 31,1998

                                                                                                  Principal

Tax Exempt Investments--98.7%                                                                      Amount            Value
-------------------------------------------------------
                                                                                                _____________    _____________
California--6.5%

California Higher Education Loan Authority Inc., Student Loan Revenue:

  Refunding 3.60%, Series A-1, 7/1/99 (LOC; Student Loan Marketing Association)  . . . . .      $  11,000,000     $  11,000,000

  VRDN 3.35%, Series C (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . .         19,000,000        19,000,000

California Public Capital Improvement Financing Authority, Revenue (Pooled
Project)

  3.65%, Series C, 9/15/98 (LOC; National Westminster Bank)  . . . . . . . . . . . . . . .         10,000,000        10,000,000

Colorado--2.4%

Colarado Student Obligation Bond Authority, Student Loan Revenue, VRDN

  3.30%, Series A (LOC; Student Loan Marketing Association) (a)  . . . . . . . . . . . . .         15,000,000        15,000,000

District of Cloumbia--3.4%

District of Columbia Housing Finance Agency, SFMR:

  3.80%, Series B, 6/23/99 (LOC; American Insurance Group) . . . . . . . . . . . . . . . .         12,000,000         12,000,000

  Refunding 4.05%, Series C, 9/1/98 (LOC; American Insurance Group)  . . . . . . . . . . .          9,200,000          9,200,000

Florida--1.8%

Sunshine Governmental Finance Commission, Revenue, CP

 3.55%, 11/13/98 (Liquidity Facility: Toronto-Dominion Bank and

  Union Bank of Switzerland) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000

Georgia--3.3%

Savannah Economic Development Authority, Exempt Facility Revenue,

VRDN (Home Depot Project)

  3.45%, Series A (Corp. Guaranty; Home Depot) (a) . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

Idaho--1.6%

State of Idaho, TAN 4.50%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,071,849

Illinois--3.4%

City of Chicago 3.55%, 10/29/98 (LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . .         12,000,000        12,000,000

Illinois Housing Development Authority, Revenue (Homeowner Mortgage)


  3.70%, Series D, 6/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         9,000,000

Indiana--4.4%

Hammond Local Public Improvement Bond Bank, Revenue (Advance Funding Program)


  4.30%, Series A-2, 1/7/99 (Liquidity Facility; Bank One) . . . . . . . . . . . . . . . .         10,000,000        10,016,879

Indiana Secondary Market Educational Loans Inc., Education Loan Revenue, VRDN


  3.35%, Series B (Insured; AMBAC and LOC; Student Loan Marketing Association) (a) . . . .          7,000,000         7,000,000

Petersburg, SWDR, VRDN (Indiana Power and Light Co. Project)

  3.40% Series A (Corp. Guaranty; Indiana Power and Light) (a) . . . . . . . . . . . . . .         10,000,000        10,000,000

Iowa--2.4%

Louisa County, PCR, Refunding, VRDN (Midwest Power System Inc. Project) 3.50% (a). . . . .         14,900,000        14,900,000

Kentucky--5.5%

City of Carroll, Collateralized Solid Waste Disposal Facilities Revenue, VRDN

  (Utilities Co. Project) 3.50%, Series A (a)  . . . . . . . . . . . . . . . . . . . . . .         23,700,000        23,700,000

Morgantown, IDR (Sumitomo Electric Wiring System)

  4.25%, 10/1/98 (LOC; Sumitomo Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000




DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                           AUGUST 31,1998

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                  Amount           Value
-------------------------------------------------------
                                                                                                _____________     _____________
Louisiana--9.6%

Louisiana Housing Finance Agency, SFMR

  3.75%, Series A-4, 10/22/98 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . .    $     7,750,000   $     7,750,000


New Orleans Aviation Board, VRDN (Passenger Facility Charge Projects)


  3.75% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a) . . . . . . . . .         11,000,000        11,000,000


Plaquemines Parish, Environmental Revenue, Refunding, VRDN


  (British Petroleum Exploration and Oil) 3.50% (Corp. Guaranty; British Petroleum) (a)  .         12,200,000        12,200,000


Plaquemines Port, Harbor and Terminal District, Port Facilities Revenue

 (International Marine Terminal Project)

  3.60%, Series B, 3/15/99 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . .          5,775,000         5,775,000

West Baton Rouge Parish Industrial District Number 3, Revenue, VRDN

  (Dow Chemical Co. Project) 3.55%, Series A (Corp. Guaranty; Dow Chemical Co.) (a)  . . .         22,600,000        22,600,000

Maine--1.6%

Maine Housing Mortgage Authority 3.85%, Series A-3, 5/14/99 (LOC; FNMA). . . . . . . . . .         10,000,000        10,000,000

Michigan--1.5%

Grand Rapids Economic Development Corporation, Revenue, VRDN

  (Amway/Grand Plaza Hotel Facility # 1) 3.30% (LOC; Old Kent Bank and Trust) (a)  . . . .          4,000,000         4,000,000

Michigan Higher Education Student Loan Authority, Revenue, VRDN

  3.25%, Series XII-F (Insured; AMBAC and Liquidity Agreement; Sumitomo Bank) (a)  . . . .          5,000,000         5,000,000

Minnesota--2.3%

Minnesota Higher Education Coordinating Board, Revenue, VRDN

  3.40% (LOC; Norwest Bank of Minnesota) (a) . . . . . . . . . . . . . . . . . . . . . . .         14,300,000        14,300,000

Missouri--1.5%

Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding, VRDN

  3.50%, Series B (Insured; MBIA and SBPA; NMB Post Bank Group) (a)  . . . . . . . . . . .          9,500,000         9,500,000

Nevada--2.6%

Clark County, IDR, VRDN:

 (Nevada Cogeneration Association 1)

    3.40% (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . . . . . .         5,000,000          5,000,000

  (Nevada Cogeneration Association 2)

    3.50% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . .         10,700,000        10,700,000

New Hampshire--2.4%

State of New Hampshire, PCR (New England Power Co.)

  3.65%, 9/24/98 (Corp. Guaranty; New England Power Co.) . . . . . . . . . . . . . . . . .         15,000,000        15,000,000

New Jersey--.7%

Monmouth County Improvement Authority, Revenue, VRDN

  (Pooled Government Loan Program) 2.90% (LOC; Union Bank of Switzerland) (a)  . . . . . .          4,000,000         4,000,000

New Mexico--1.6%

State of New Mexico, TRAN 4.25%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,051,914



DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                           AUGUST 31,1998

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________
New York--1.4%

State of New York, CP 3.55%, Series U, 10/15/98 (LOC; Westdeutsche Landesbank) . . . . . .    $     5,250,000   $     5,250,000

Port Authority of New York and New Jersey, VRDN


  3.30%, Series 4 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . . .          3,300,000         3,300,000

North Carolina--2.0%

Wake County Industrial Facilities and Pollution Control Finance Authority,
Revenue, VRDN

  (Carolina Power and Light Co. Project) 3.45% (LOC; First Union National Bank) (a)  . . .         12,000,000        12,000,000

Ohio--4.1%

Montgomery County, HR, CP (Miami Valley Hospital)

  3.60%, Series B, 12/15/98 (Liquidity Facility; Morgan Guaranty Trust Co.)  . . . . . . .         15,000,000        15,000,000

Ohio Housing Finance Agency, Mortgage Revenue

  3.80%, Series A-2, 3/1/99 (Corp. Guaranty; Trinity Funding Corp.)  . . . . . . . . . . .         10,000,000        10,000,000

Oregon--1.6%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

  3.80%, Series C, 5/3/99 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . . . .         10,000,000        10,000,000

Pennsylvania--2.4%

Pennsylvania Energy Development Authority, Energy Development Revenue, VRDN

  (B & W Ebensburg Project) 3.25% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . .          7,940,000         7,940,000

City of Philadelphia, TRAN 4.25%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . .          7,000,000         7,034,324

Rhode Island--1.3%

Rhode Island Student Loan Authority, Student Loan Revenue, VRDN

  3.35%, Series 1 (LOC; National Westminster Bank) (a) . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

Texas--18.5%

Brazos River Navigation District, Harbor Revenue, VRDN:

  (BASF Corp. Project) 3.40% (Corp. Guaranty; B.A.S.F. ) (a) . . . . . . . . . . . . . . .         8,500,000          8,500,000

  (Dow Chemical Co. Project) 3.55% (Corp. Guaranty; Dow Chemical Co.) (a)  . . . . . . . .         22,300,000        22,300,000

El Paso Industrial Development Authority Inc. IDR, VRDN

  (El Paso School District Limited Project) 3.45% (LOC; Chase Manhattan Bank) (a)  . . . .          2,800,000         2,800,000

Greater East Texas Higher Education Authority Inc., Student Loan Revenue

  3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association)  . . . . . . . . . . .          9,200,000         9,200,000

Greater East Texas Student Loan Corporation, Student Loan Revenue, Refunding

  3.60%, Series A, 3/1/99 (LOC; Student Loan Marketing Association)  . . . . . . . . . . .          8,000,000         8,000,000

Gulf Coast Industrial Development Authority, SWDR, VRDN

  (Citgo Petroleum Corp. Project) 3.55% (LOC; Wachovia Bank of Georgia) (a)  . . . . . . .          9,100,000         9,100,000

Gulf Coast Waste Disposal Authority, SWDR, VRDN (Amoco Oil Co. Project)

  3.45% (Corp. Guaranty; Amoco Credit Corp.) (a) . . . . . . . . . . . . . . . . . . . . .         15,300,000        15,300,000

North Texas Higher Education Authority Inc., Student Loan Revenue, VRDN

  3.35%, Series A (LOC; Student Loan Marketing Association) (a)  . . . . . . . . . . . . .         10,500,000        10,500,000

Panhandle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN

  3.30%, Series A (LOC; Student Loan Marketing Association) (a)  . . . . . . . . . . . . .         26,000,000        26,000,000



DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                           AUGUST 31,1998

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________
Texas (continued)

Port Development Corporation, Marine Terminal Revenue, VRDN

  (Pasadena Terminal Co. Inc., Project) 3.55% (LOC; ABN-Amro Bank) (a) . . . . . . . . . .    $     2,420,000   $     2,420,000

Utah--2.9%

Utah Board of Regents, Student Loan Revenue, Refunding, VRDN

  3.35%, Series A (LOC; Student Loan Marketing Association) (a)  . . . . . . . . . . . . .         17,500,000        17,500,000

Virginia--6.0%

Peninsula Port Authority, Revenue, Refunding, VRDN (Port Facility Zelgler Coal)

  3.50% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,950,000        18,950,000

Richmond Industrial Development Authority, Revenue, VRDN

 (Cogentrix of Richmond Project):

    3.80% Series A (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . .          8,300,000         8,300,000

    3.80% Series B (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,000,000

  Exempt Facilities 3.80%, Series A (LOC; Banque Paribas) (a)  . . . . . . . . . . . . . .          3,400,000         3,400,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $607,559,966). . . . . . . . . . . . . . . . . . . . . . . . . . .             98.7%      $ 607,559,966

                                                                                                     =======      =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1.3%      $   7,909,171

                                                                                                     =======      =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100.0%      $ 615,469,137

                                                                                                     =======      =============




DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           PCR         Pollution Control Revenue

CP          Commercial Paper                                        SBPA        Standby Bond Purchase Agreement

FNMA        Federal National Mortgage Association                   SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

IDR         Industrial Development Revenue                          TAN         Tax Anticipation Notes

LOC         Letter of Credit                                        TRAN        Tax and Revenue Anticipation Notes

MBIA        Municipal Bond Investors Assurance                      VRDN        Variable Rate Demand Notes

               Insurance Corporation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------



Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          _________________              ___________________
F1+/F1                             VMIG1/MIG1,P1                     SP1+/SP1, A1+/A1                     95.7%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                            1.4

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         2.9

                                                                                                         _______

                                                                                                         100.0%

                                                                                                         =======

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.
(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(c) Securities which, while not rated by Fitch, Moody's or Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(d) At August 31, 1998, the Fund had $162,800,000 (26.5% of net assets) invested in securities whose payment of prinicpal and interest is dependent upon revenues generated from educational projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                           AUGUST 31, 1998

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $607,559,966      $607,559,966

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,981,482

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,161,572

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               31,246

                                                                                                                  _____________

                                                                                                                    615,734,266

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              213,014

                                 Accrued expenses and other liabilities  . . . . . . . . .                               52,115

                                                                                                                  _____________

                                                                                                                        265,129

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $615,469,137

                                                                                                                  =============

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $615,596,875

                                 Accumulated net realized gain (loss) on investments . . .                             (127,738)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $615,469,137

                                                                                                                  =============


SHARES OUTSTANDING

(3 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . . .                          615,596,875

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                        =======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                       AUGUST 31, 1998

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $23,718,640

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .         $3,194,542

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .            563,666

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             86,286

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             46,485

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             45,422

                                 Prospectus and shareholders' reports  . . . . . . . . . .             12,710

                                 Directors' fees and expenses--Note 2(c) . . . . . . . . .             12,636

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             15,756

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          3,977,503

                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .         (1,101,681)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            2,875,822

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           20,842,818

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                              (12,147)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $20,830,671

                                                                                                                   ============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended         Year Ended

                                                                                            August 31, 1998    August 31, 1997
                                                                                            _______________    ________________

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     20,842,818  $      24,320,710

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .                (12,147)              (423)

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .               --                   (3,937)

                                                                                             ______________    _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .             20,830,671         24,316,350

                                                                                             ______________    _______________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (20,842,818)       (24,320,710)

                                                                                             ______________    _______________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .            562,832,805        875,141,536

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,675,953         22,940,782

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (650,589,800)    (1,018,772,663)

                                                                                             ______________    _______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .            (68,081,042)      (120,690,345)

                                                                                             ______________    _______________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .            (68,093,189)      (120,694,705)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            683,562,326        804,257,031

                                                                                             ______________    _______________
   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  615,469,137    $   683,562,326

                                                                                             ==============    ===============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                      Year Ended August 31,

                                                                  ___________________________________________________________

PER SHARE DATA:                                                    1998          1997         1996         1995         1994
                                                                  ______       ______        ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . .     $  1.00      $  1.00      $  1.00      $  1.00       $  1.00

                                                                  ______       ______        ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .        .033         .033         .034         .037          .026

                                                                  ______       ______        ______       ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .       (.033)       (.033)        (.034)       (.037)       (.026)

                                                                  ______       ______        ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .     $  1.00      $  1.00       $  1.00      $  1.00      $  1.00

                                                                  ======       ======        ======       ======       ======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .        3.31%        3.31%         3.42%        3.80%        2.60%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .         .45%         .45%          .38%         .14%         .09%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .        3.26%        3.26%         3.40%        3.73%        2.58%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .         .17%         .15%          .22%         .45%         .50%

   Net Assets, end of period (000's Omitted) . . . . . . . .    $615,469     $683,562      $804,257   $1,099,434   $1,027,377

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC Municipal Money Market Portfolio (the "Fund") is a separate non-diversified series of Dreyfus BASIC Municipal Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " Act" ) as an open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Company's Board of Directors to represent the fair value of the Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $116,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through August 31, 1998, which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $1,700 of the carryover expires in fiscal 2001, $2,000 expires in fiscal 2002, $50,300 expires in fiscal 2003, $36,000 expires in fiscal 2004, $25,000 expires in fiscal 2005 and $1,000 expires in fiscal 2006.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $1,101,681 during the period ended August 31, 1998

  (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended
August 31, 1998, the Fund was charged $457,978 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $73,083 pursuant to the transfer agency agreement.

  (c) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus BASIC Municipal Money Market Portfolio

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC Municipal Money Market Portfolio (one of the Series constituting Dreyfus BASIC Municipal Fund, Inc.) as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Municipal Money Market Portfolio at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.




New York, New York

October 2, 1998

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended August 31, 1998 as "exempt-interest dividends" (not generally subject to regular Federal income tax).

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS BASIC MUNICIPAL

MONEY MARKET PORTFOLIO

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              122AR988

BASIC Municipal

Money Market

Portfolio

Annual Report

August 31, 1998